Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
February 28, 2023
REHI-NPRT1-0423
1.814099.118
Nonconvertible Bonds - 2.7%
	Principal Amount (a)	Value ($)
Healthcare - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	1,085,000	921,900
Homebuilders/Real Estate - 1.4%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	3,195,000	2,521,718
American Tower Corp. 4.05% 3/15/32	1,785,000	1,589,736
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	685,000	645,715
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)	2,290,000	1,887,054
Kennedy-Wilson, Inc. 4.75% 3/1/29	1,520,000	1,235,494
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	1,635,000	1,635,327
TOTAL HOMEBUILDERS/REAL ESTATE		9,515,044
Hotels - 1.0%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	3,200,000	2,690,240
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (b)	900,000	755,307
4.75% 1/15/28	2,250,000	1,987,830
Times Square Hotel Trust 8.528% 8/1/26 (b)	1,459,843	1,449,136
TOTAL HOTELS		6,882,513
Telecommunications - 0.2%
Uniti Group, Inc. 6% 1/15/30 (b)	2,395,000	1,484,407
TOTAL NONCONVERTIBLE BONDS (Cost $21,963,170)		18,803,864

Asset-Backed Securities - 2.8%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,537,360	25
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (b)(c)(e)(f)	750,000	0
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (b)(c)(e)(f)	2,670,000	0
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.4829% 1/28/40 (b)(c)(e)(f)	3,107,938	0
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (b)	1,500,000	1,287,040
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (b)	859,000	667,339
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	1,068,000	915,169
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,035,331	1,732,237
Series 2021-1 Class F, 3.325% 9/17/41 (b)	904,514	688,469
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,365,773	4,622,162
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,235,277	993,397
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (c)	536,065	532,525
Progress Residential Series 2023-SFR1:
Class E1, 6.15% 3/17/40 (b)	648,000	597,242
Class E2, 6.6% 3/17/40 (b)	687,000	643,470
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (b)	1,228,000	1,178,818
Class G, 4.116% 9/17/36 (b)	998,000	948,205
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)	1,638,000	1,519,492
Class H, 5.268% 4/17/37 (b)	462,000	429,062
Series 2020-SFR3 Class H, 6.234% 10/17/27 (b)	966,000	905,601
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 9.3061% 12/5/36 (b)(c)(e)(f)	5,990,273	1
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	664,000	647,710
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	574,000	541,297
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	578,994
TOTAL ASSET-BACKED SECURITIES (Cost $28,724,259)		19,428,255

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)(e)	26,394	4,158
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.5487% 2/25/42 (b)(c)(e)	24,467	11,360
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.7908% 1/25/42 (b)(c)(e)	19,843	187
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.4331% 6/25/43 (c)(e)(g)	84,310	22,132
Class 2B5, 3.4331% 6/25/43 (c)(e)(g)	8,880	88
TOTAL U.S. GOVERNMENT AGENCY		33,767
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,588)		37,925

Commercial Mortgage Securities - 87.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 6.538% 4/15/36 (b)(c)(f)	4,028,000	3,912,887
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)	2,588,000	2,147,700
BANK:
sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	2,650,000	2,146,125
Series 2022-BNK40, Class A4, 3.3936% 3/15/64 (c)	742,000	653,263
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	1,664,000	913,762
Class E, 2.5% 6/15/55 (b)	1,302,000	632,354
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	2,326,000	2,220,323
Series 2023-BNK45 Class C, 6.2796% 2/15/56 (c)	990,000	934,061
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	4,416,000	3,097,787
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)	2,593,000	1,811,940
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	4,653,000	2,957,598
Class E, 2.8% 11/15/50 (b)	2,625,000	1,436,354
Series 2018-BN10 Class C, 4.163% 2/15/61 (c)	664,000	566,526
Series 2018-BN12 Class D, 3% 5/15/61 (b)	2,082,000	1,338,100
Series 2019-BN18 Class D, 3% 5/15/62 (b)	4,284,000	2,797,454
Series 2019-BN19 Class D, 3% 8/15/61 (b)	3,753,000	2,297,958
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	1,536,525
Series 2020-BN26 Class D, 2.5% 3/15/63 (b)	1,269,000	774,993
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	558,386
Series 2020-BN28 Class E, 2.5% 3/15/63 (b)	903,000	483,912
Series 2020-BN29 Class E, 2.5% 11/15/53 (b)	1,064,000	563,870
Series 2020-BN30:
Class E, 2.5% 12/15/53 (b)	735,000	377,603
Class MCDG, 2.9182% 12/15/53 (c)	3,921,000	2,183,482
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	2,614,000	1,467,466
Series 2022-BNK44 Class C, 5.7461% 11/15/55 (c)	5,014,000	4,464,669
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)	2,201,000	1,545,391
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/49 (b)	726,000	540,513
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (b)	726,000	467,461
Class E, 2.5% 11/15/52 (b)	2,545,000	1,504,571
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	3,015,000	2,703,938
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	3,013,000	1,576,037
Series 2022-C14 Class A5, 2.946% 2/15/55	1,486,000	1,257,959
Series 2022-C17 Class D, 2.5% 9/15/55 (b)	1,200,000	648,283
Series 2016-ETC Class D, 3.6089% 8/14/36 (b)(c)	1,749,000	1,399,683
Series 2020-C6 Class E, 2.4% 2/15/53 (b)	1,512,000	841,021
Series 2020-C7 Class D, 3.6033% 4/15/53 (b)(c)	840,000	541,542
Series 2022-C16 Class A5, 4.6% 6/15/55	4,573,000	4,407,275
Series 2022-C17 Class B, 4.889% 9/15/55	1,491,000	1,354,569
Series 2022-C18, Class B, 6.1483% 12/15/55 (c)	1,890,000	1,916,262
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(c)	1,680,000	1,180,870
Class 225E, 3.2943% 12/15/62 (b)(c)(e)	1,132,000	725,213
Series 2020-B20 Class E, 2% 10/15/53 (b)	2,100,000	1,020,905
Series 2020-B22, Class A5, 1.973% 1/15/54	1,484,000	1,174,646
Series 2021-B29, Class A5, 2.3879% 9/15/54	2,055,000	1,661,368
Series 2022-B33 Class A5, 3.4582% 3/15/55	2,477,000	2,188,081
Series 2022-B34 Class A5, 3.786% 4/15/55	1,341,000	1,201,337
Series 2018-B6 Class D, 3.1047% 10/10/51 (b)(c)	1,877,000	1,244,490
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)	833,000	567,252
Class E, 3% 5/15/53 (b)(c)	833,000	523,716
Series 2019-B12 Class B, 3.5702% 8/15/52	1,186,000	1,006,924
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(c)	4,074,000	3,348,098
Class D, 2.25% 7/15/53 (b)	1,500,000	868,234
Series 2020-B21:
Class D, 2% 12/17/53 (b)	1,638,000	909,743
Class E, 2% 12/17/53 (b)	1,533,000	749,369
Series 2020-B22 Class E, 2% 1/15/54 (b)	1,826,000	919,448
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,103,356
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(c)	6,055,000	3,946,743
Class 300E, 2.9942% 4/15/54 (b)(c)	1,113,000	703,936
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	3,003,000	1,661,324
Series 2022-B36 Class D, 2.5% 7/15/55 (b)	1,872,000	960,903
Series 2022-B37 Class C, 5.7513% 11/15/55 (c)	2,090,000	1,873,562
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 7.526% 8/15/36 (b)(c)(f)	1,165,500	1,096,682
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.3965% 2/15/56 (c)	1,186,000	1,172,289
Class C, 5.8636% 2/15/56 (c)	1,147,000	1,039,530
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(c)(e)	1,638,000	955,683
Class 360E, 3.9387% 2/17/55 (b)(c)	1,970,000	1,245,322
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.478% 10/15/38 (b)(c)(f)	3,486,302	3,242,889
BX Commercial Mortgage Trust:
floater:
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 7.6748% 4/15/34 (b)(c)(f)	1,572,000	1,351,215
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 7.5341% 10/15/36 (b)(c)(f)	3,192,000	3,027,465
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 7.3903% 5/15/38 (b)(c)(f)	3,427,000	3,238,618
Class G, 1 month U.S. LIBOR + 3.950% 8.5403% 5/15/38 (b)(c)(f)	4,994,000	4,733,082
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(c)	9,422,000	7,503,800
Class E, 3.5488% 3/11/44 (b)(c)	8,563,000	6,622,704
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 8.6683% 2/15/39 (b)(c)(f)	3,489,818	3,337,511
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 8.963% 7/15/34 (b)(c)(f)	1,530,940	1,516,528
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 8.188% 4/15/34 (b)(c)(f)	3,255,000	3,062,084
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 7.327% 10/15/36 (b)(c)(f)	17,517,650	17,072,936
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 7.883% 11/15/38 (b)(c)(f)	2,541,000	2,416,381
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 7.9375% 10/15/26 (b)(c)(f)	4,374,000	4,085,753
Series 2021-LBA Class GJV, 1 month U.S. LIBOR + 3.000% 7.588% 2/15/36 (b)(c)(f)	1,033,000	950,878
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 7.6765% 1/15/34 (b)(c)(f)	754,141	727,475
Class G, CME Term SOFR 1 Month Index + 4.010% 8.5765% 1/15/34 (b)(c)(f)	377,070	357,062
Series 2021-SOAR:
Class G, 7.388% 6/15/38 (b)(c)	3,157,084	2,996,873
Class J, 8.338% 6/15/38 (b)(c)	2,977,445	2,841,300
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 7.4379% 9/15/36 (b)(c)(f)	2,448,000	2,350,257
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 7.9125% 1/15/39 (b)(c)(f)	4,315,000	4,044,590
Class G, CME Term SOFR 1 Month Index + 4.200% 8.7625% 1/15/39 (b)(c)(f)	1,381,000	1,310,802
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 7.781% 10/15/36 (b)(c)(f)	1,390,000	1,267,743
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	4,453,000	3,835,554
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(c)	12,933,000	10,317,934
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(c)	709,000	423,964
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 9.892% 3/15/35 (b)(c)	2,283,000	2,251,789
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(c)	3,093,000	2,128,290
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 7.838% 12/15/37 (b)(c)(f)	11,968,000	11,672,253
Camb Commercial Mortgage Trust Series 2021-CX2 Class D, 2.7712% 11/10/46 (b)(c)	736,000	518,971
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	4,073,000	2,610,159
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1699% 9/10/46 (b)(c)	7,323,000	6,918,858
Series 2016-C3 Class D, 3% 11/15/49 (b)	4,412,000	2,743,647
Series 2019-GC41:
Class D, 3% 8/10/56 (b)	2,273,000	1,412,701
Class E, 3% 8/10/56 (b)	1,848,000	1,066,126
Series 2019-GC43 Class E, 3% 11/10/52 (b)	2,772,000	1,636,116
Series 2020-420K Class E, 3.3118% 11/10/42 (b)(c)	2,081,000	1,512,224
Series 2020-GC46:
Class D, 2.6% 2/15/53 (b)	2,756,000	1,700,968
Class E, 2.6% 2/15/53 (b)	329,000	185,560
Series 2022-GC48:
Class D, 2.5% 6/15/55 (b)	3,129,000	1,678,224
Class E, 2.5% 6/15/55 (b)	2,562,000	1,226,118
Cologix Data Centers U.S. Issuer, LLC / Cologix Data Centers U.S. Co.-Issuer, LLC Series 2021-1A Class C, 5.99% 12/26/51 (b)	1,500,000	1,255,719
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.150% 9.7443% 9/15/33 (b)(c)(f)	1,487,000	1,144,013
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,342,829
Series 2012-CR1:
Class D, 5.3443% 5/15/45 (b)(c)	7,226,000	5,057,744
Class G, 2.462% 5/15/45 (b)(e)	2,322,000	667,190
Series 2013-CR10 Class D, 4.8612% 8/10/46 (b)(c)	3,673,000	3,517,624
Series 2014-CR15 Class D, 4.6718% 2/10/47 (b)(c)	1,060,000	999,720
Series 2014-CR17 Class E, 4.8448% 5/10/47 (b)(c)	589,000	417,144
Series 2014-UBS2 Class D, 4.9813% 3/10/47 (b)(c)	3,454,000	3,088,585
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)	4,405,000	3,674,398
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	3,969,000	2,850,798
Series 2019-CD4 Class C, 4.3497% 5/10/50 (c)	1,920,000	1,531,598
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	816,009
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7299% 11/10/49 (c)	1,680,000	945,843
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8719% 8/15/45 (b)(c)	311,084	286,983
Class E, 4.8719% 8/15/45 (b)(c)	5,385,400	4,460,695
Class F, 4.25% 8/15/45 (b)	7,162,000	5,070,892
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)(e)	1,556,000	776,192
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 6.488% 12/15/31 (b)(c)(f)	2,385,600	2,215,939
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (b)(c)	1,785,000	1,170,723
Class F, 2.9968% 11/13/39 (b)(c)	2,772,000	1,719,648
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 8.8047% 6/15/34 (b)(f)	2,561,600	2,295,998
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)	914	913
Credit Suisse Mortgage Trust:
floater Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 8.5295% 11/15/23 (b)(c)(f)	7,098,000	6,975,716
Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(c)	2,289,000	1,513,607
Series 2020-NET Class F, 3.7042% 8/15/37 (b)(c)	918,000	773,309
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.1357% 5/15/23 (b)(c)(f)	3,269,728	3,085,229
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 8.09% 4/15/36 (b)(c)(f)	840,000	749,266
Class G, 1 month U.S. LIBOR + 4.500% 9.09% 4/15/36 (b)(c)(f)	493,000	438,882
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.4374% 6/15/50 (b)(c)	3,902,000	2,762,260
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.6317% 10/15/51 (c)	777,000	670,736
Class D, 2.8817% 10/15/51 (b)(c)	3,459,000	2,359,096
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(c)	1,000,000	624,155
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(c)	1,029,000	663,758
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 8.2029% 11/15/38 (b)(c)(f)	4,570,000	4,319,736
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 8.288% 7/15/38 (b)(c)(f)	1,509,193	1,454,356
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (b)	176,069	174,462
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 7.238% 10/15/36 (b)(c)(f)	2,550,000	2,325,675
GS Mortgage Securities Trust:
sequential payer Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,965,000	2,593,756
Series 2011-GC5:
Class D, 5.1538% 8/10/44 (b)(c)	1,929,752	800,391
Class E, 5.1538% 8/10/44 (b)(c)(e)	2,432,000	222,375
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	15,110
Series 2012-GCJ9 Class D, 4.6117% 11/10/45 (b)(c)	3,737,992	3,457,434
Series 2013-GC12 Class D, 4.2984% 6/10/46 (b)(c)	869,000	850,503
Series 2013-GC16:
Class D, 5.3111% 11/10/46 (b)(c)	3,923,000	3,710,094
Class F, 3.5% 11/10/46 (b)	2,530,000	2,314,116
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,536,138
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)	4,676,000	3,316,569
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,162,000	798,908
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	1,832,430
Series 2019-GC40 Class D, 3% 7/10/52 (b)	2,079,000	1,374,637
Series 2019-GC42:
Class C, 3.6926% 9/10/52 (c)	831,000	673,182
Class D, 2.8% 9/10/52 (b)	4,807,000	2,952,327
Class E, 2.8% 9/10/52 (b)	2,519,000	1,430,097
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)	2,499,000	2,129,538
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)	1,655,000	974,572
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	2,289,000	1,444,987
Class SWD, 3.2185% 12/13/39 (b)(c)	1,764,000	1,130,128
Series 2020-GC47 Class D, 3.4543% 5/12/53 (b)(c)	756,000	501,504
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(c)	3,079,000	2,724,920
Class F, 4.1935% 11/5/38 (b)(c)	5,977,000	5,120,457
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,309,200	1,147,872
Class F, 4.101% 9/17/39 (b)	212,434	186,282
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(c)	1,947,000	1,486,554
Series 2019-55HY Class F, 2.9428% 12/10/41 (b)(c)	1,617,000	1,117,211
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,937,526
Intown Mortgage Trust floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 9.5934% 8/15/39 (b)(c)(f)	1,623,000	1,618,941
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	604,000	432,700
Series 2014-C26 Class D, 3.8741% 1/15/48 (b)(c)	2,329,000	1,875,700
Series 2015-C32 Class C, 4.6544% 11/15/48 (c)	1,500,000	1,086,773
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3832% 12/15/49 (b)(c)	2,418,000	1,648,981
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7 Class D, 3% 10/15/50 (b)	3,285,000	2,224,886
Series 2018-C8 Class D, 3.3106% 6/15/51 (b)(c)	1,171,000	768,511
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)	1,354,000	765,695
Class E, 2.5% 11/13/52 (b)	2,582,000	1,361,886
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	1,535,000	865,285
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2019-MFP Class F, 1 month U.S. LIBOR + 3.000% 7.588% 7/15/36 (b)(c)(f)	777,000	734,002
Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 7.038% 4/15/38 (b)(c)(f)	3,060,000	2,965,283
Series 2011-C3:
Class E, 5.5253% 2/15/46 (b)(c)	3,008,000	1,211,230
Class G, 4.409% 2/15/46 (b)(c)	1,082,000	95,705
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	219,807
Series 2012-CBX:
Class E, 4.6897% 6/15/45 (b)(c)	2,674,826	2,231,876
Class F, 4% 6/15/45 (b)(e)	3,743,000	1,331,744
Class G 4% 6/15/45 (b)	4,129,000	949,036
Series 2013-LC11:
Class D, 4.2869% 4/15/46 (c)(e)	3,677,000	2,737,319
Class E, 3.25% 4/15/46 (b)(c)	104,000	49,422
Class F, 3.25% 4/15/46 (b)(c)(e)	5,894,000	838,127
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)(e)	3,213,000	8,025
Class E, 3.8046% 6/10/27 (b)(c)(e)	4,232,000	10,434
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(c)(e)	2,150,000	1,204,000
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(c)	2,350,000	1,830,331
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	2,237,604
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	1,858,802
Class GFX, 4.6882% 1/16/37 (b)(c)	942,000	694,809
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 6.588% 5/15/36 (b)(c)(f)	5,600,000	5,416,951
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 8.538% 8/15/38 (b)(c)(f)	4,439,911	4,049,550
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME Term SOFR 1 Month Index + 5.970% 10.5327% 3/15/39 (b)(c)(f)	1,764,000	1,715,041
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (b)(c)	2,063,000	1,708,078
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 7.538% 3/15/38 (b)(c)(f)	11,211,758	10,790,238
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(c)	1,976,000	1,089,540
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 9.838% 11/15/38 (b)(c)(f)	7,750,973	7,264,889
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 7.338% 7/15/38 (b)(c)(f)	735,000	696,321
Class J, 1 month U.S. LIBOR + 3.950% 8.538% 7/15/38 (b)(c)(f)	1,847,000	1,759,418
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 7.789% 4/15/38 (b)(c)(f)	14,000,000	13,403,747
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 6.988% 5/15/38 (b)(c)(f)	3,850,000	3,652,201
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 8.52% 1/15/27 (b)(c)(f)	2,285,341	2,164,176
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(c)	1,144,000	745,499
Class E, 3.4767% 2/10/42 (b)(c)	841,000	518,234
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,410,320
Series 2012-C5 Class E, 4.6588% 8/15/45 (b)(c)	889,000	800,535
Series 2012-C6 Class D, 4.5397% 11/15/45 (b)(c)	3,633,000	3,144,524
Series 2012-C6, Class F, 4.5397% 11/15/45 (b)(c)	1,575,000	1,150,600
Series 2013-C12 Class D, 4.9159% 10/15/46 (b)(c)	3,996,000	3,376,382
Series 2013-C13:
Class D, 4.8899% 11/15/46 (b)(c)	5,150,000	4,773,228
Class E, 4.8899% 11/15/46 (b)(c)	1,666,000	1,462,777
Series 2013-C8 Class D, 3.9933% 12/15/48 (b)(c)	146,257	140,407
Series 2013-C9:
Class D, 4.0891% 5/15/46 (b)(c)	4,440,000	3,557,398
Class E, 4.0891% 5/15/46 (b)(c)	1,594,370	1,197,789
Series 2016-C30 Class D, 3% 9/15/49 (b)	798,000	497,613
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	2,096,971
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(c)	4,771	4,728
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(c)	3,789,829	3,552,084
Class F, 5.2113% 6/15/44 (b)(c)(e)	3,015,000	1,927,258
Series 2011-C3:
Class C, 5.0824% 7/15/49 (b)(c)	292,026	289,275
Class D, 5.0824% 7/15/49 (b)(c)	8,074,000	7,863,830
Class E, 5.0824% 7/15/49 (b)(c)(e)	2,610,000	2,255,514
Class F, 5.0824% 7/15/49 (b)(c)	984,000	610,494
Class G, 5.0824% 7/15/49 (b)(c)(e)	3,536,800	1,963,857
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(c)	839,835	790,342
Series 2015-MS1 Class D, 4.024% 5/15/48 (b)(c)	4,300,000	3,497,538
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	4,506,000	3,183,842
Series 2017-H1 Class D, 2.546% 6/15/50 (b)	5,262,000	3,625,723
Series 2017-HR2 Class D, 2.73% 12/15/50	586,000	394,771
Series 2018-MP Class E, 4.276% 7/11/40 (b)(c)	3,059,000	2,184,321
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(c)	1,043,000	672,215
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 7.638% 10/15/37 (b)(c)(f)	935,805	911,506
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)	1,014,000	686,724
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 8.3379% 6/15/35 (b)(c)(f)	222,000	169,242
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.400% 6.988% 11/15/34 (b)(c)(f)	638,000	609,158
Class F, 1 month U.S. LIBOR + 3.150% 7.738% 11/15/34 (b)(c)(f)	96,000	92,907
Class G, 1 month U.S. LIBOR + 4.150% 8.738% 11/15/34 (b)(c)(f)	572,000	538,179
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(c)	2,293,000	1,777,681
Class F, 4.1346% 5/15/39 (b)(c)	3,014,000	2,186,979
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(c)	1,754,950	1,519,026
Class AMZ3, 3.5% 1/15/37 (b)(c)	822,675	696,453
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 6.986% 10/15/36 (b)(c)(f)	912,918	867,740
Class J, 1 month U.S. LIBOR + 3.340% 7.934% 10/15/36 (b)(c)(f)	1,516,733	1,427,844
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 7.938% 7/15/38 (b)(c)(f)	2,225,000	2,054,657
Class NR, 1 month U.S. LIBOR + 6.000% 10.588% 7/15/38 (b)(c)(f)	631,000	569,487
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 6.9479% 12/15/37 (b)(c)(f)	1,000,000	937,065
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,480,867	1,509,078
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 8.238% 5/15/38 (b)(c)(f)	1,383,000	1,129,148
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(c)	3,206,000	2,332,570
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(c)	3,855,000	3,361,569
Class G, 3.7276% 3/15/37 (b)(c)	1,782,000	1,497,399
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (b)	8,069,000	5,087,695
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 7.913% 1/15/39 (b)(c)(f)	3,360,000	3,115,991
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(c)	2,499,000	1,624,837
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 7.8538% 10/15/38 (b)(c)(f)	3,339,000	3,113,606
Series 2021-MFP:
Class E, 1 month U.S. LIBOR + 2.020% 6.6147% 11/15/38 (b)(c)(f)	3,297,000	3,189,603
Class F, 1 month U.S. LIBOR + 2.620% 7.2128% 11/15/38 (b)(c)(f)	1,405,000	1,355,714
Series 2021-MFP2:
Class G, 1 month U.S. LIBOR + 2.960% 7.5555% 11/15/36 (b)(c)(f)	3,024,000	2,887,617
Class J, 1 month U.S. LIBOR + 3.910% 8.5035% 11/15/36 (b)(c)(f)	1,803,000	1,710,552
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 8.139% 11/15/36 (b)(c)(f)	3,319,000	3,148,260
Class G, 1 month U.S. LIBOR + 4.200% 8.788% 11/15/36 (b)(c)(f)	1,134,000	1,070,485
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 8.44% 6/15/26 (b)(c)(f)	1,008,000	969,216
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)(e)	1,861,258	725,519
Class F, 5% 5/10/45 (b)(c)(e)	2,484,000	118,902
Series 2018-C8 Class C, 4.6852% 2/15/51 (c)	756,000	649,490
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)	2,090,000	1,892,100
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)	890,000	849,920
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 9.588% 7/15/39 (b)(c)(f)	693,000	618,766
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 8.488% 7/15/39 (b)(c)(f)	3,009,000	2,711,155
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 9.0913% 1/18/37 (b)(c)(f)	9,895,000	9,336,939
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE Class E, 1 month U.S. LIBOR + 3.650% 8.238% 2/15/40 (b)(c)(f)	511,779	458,788
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,265,294
Series 2020-C58 Class A4, 2.092% 7/15/53	2,745,000	2,204,404
Series 2015-NXS4 Class D, 3.6855% 12/15/48 (c)	1,834,000	1,537,642
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	893,897
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,250,000	918,226
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)	1,824,000	1,118,976
Series 2018-C44 Class D, 3% 5/15/51 (b)	3,949,000	2,613,658
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	1,252,600	74,004
Series 2011-C3:
Class D, 5.3781% 3/15/44 (b)(c)(e)	3,921,839	1,470,689
Class E, 5% 3/15/44 (b)(e)	1,258,000	6,246
Class F, 5% 3/15/44 (b)(e)	1,340,613	107
Series 2011-C4:
Class D, 4.845% 6/15/44 (b)(c)	1,616,000	1,430,160
Class E, 4.845% 6/15/44 (b)(c)	1,274,000	1,020,024
Series 2011-C5:
Class E, 5.5721% 11/15/44 (b)(c)	1,687,020	1,599,758
Class F, 5.25% 11/15/44 (b)(c)	3,930,000	3,561,650
Class G, 5.25% 11/15/44 (b)(c)	1,255,150	1,086,012
Series 2013-C11 Class E, 4.1202% 3/15/45 (b)(c)	4,999,000	3,899,220
Series 2013-C13 Class D, 4.1749% 5/15/45 (b)(c)	1,499,000	1,350,211
Series 2013-C16 Class D, 4.987% 9/15/46 (b)(c)	668,000	615,220
WFCM:
Series 2022-C62 Class D, 2.5% 4/15/55 (b)	2,352,000	1,167,050
Series 2022-C62, Class A4, 4% 4/15/55	2,074,000	1,900,429
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(c)	1,695,000	788,175
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)	1,638,000	1,321,827
Class PR2, 3.516% 6/5/35 (b)(c)	4,354,000	3,312,667
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $712,548,893)		603,823,333

Common Stocks - 0.0%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Cyxtera Technologies, Inc. Class A (h) (Cost $919,192)	92,200	206,528

Preferred Stocks - 2.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95%	45,550	1,131,918
Nonconvertible Preferred Stocks - 1.8%
Diversified Financial Services - 0.5%
AGNC Investment Corp. Series E, 6.50% (c)	87,792	1,970,052
MFA Financial, Inc. Series B, 7.50%	65,525	1,302,637
		3,272,689
Homebuilders/Real Estate - 1.3%
Arbor Realty Trust, Inc. Series F, 6.25% (c)	92,000	1,966,040
Digitalbridge Group, Inc.:
Series H, 7.125%	59,229	1,269,277
Series I, 7.15%	71,600	1,539,400
Dynex Capital, Inc. Series C 6.90% (c)	57,707	1,309,372
Franklin BSP Realty Trust, Inc. 7.50%	37,175	789,597
Rexford Industrial Realty, Inc. Series B, 5.875%	89,500	2,112,200
		8,985,886
TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,258,575
TOTAL PREFERRED STOCKS (Cost $14,609,346)		13,390,493

Bank Loan Obligations - 2.5%
	Principal Amount (a)	Value ($)
Diversified Financial Services - 2.5%
Agellan Portfolio 9% 8/7/25 (e)(i)	908,000	908,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.5625% 1/9/24 (c)(e)(f)(i)	4,858,250	4,615,338
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.1322% 1/21/27 (c)(e)(f)(i)	2,792,918	2,792,918
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% 11/15/23 (e)(f)(i)(j)	11,130,675	8,804,364

TOTAL BANK LOAN OBLIGATIONS (Cost $19,686,433)		17,120,620

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(e)	3,000,000	0
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(e)	3,100,000	31

TOTAL PREFERRED SECURITIES (Cost $6,004,704)		31

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (k) (Cost $8,273,861)	8,272,207	8,273,861

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $812,771,446)	681,084,910
NET OTHER ASSETS (LIABILITIES) - 0.9%	6,011,033
NET ASSETS - 100.0%	687,095,943

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $580,059,609 or 84.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,220 or 0.0% of net assets.

(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.4331% 6/25/43	9/29/03	0

Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.4331% 6/25/43	9/29/03	82

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	51,234,326	46,267,996	89,228,461	294,875	-	-	8,273,861	0.0%
Total	51,234,326	46,267,996	89,228,461	294,875	-	-	8,273,861

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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